Summary of Significant Accounting Policies - Net loss (income) per share (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Net (Loss) Income attributable to Non-Redeemable Class B Ordinary Shares	$ (385,282)	$ 475,015
Weighted average shares outstanding - basic and diluted	23,000,000	23,000,000
Class A redeemable common stock
Allocation of net loss	$ (1,541,126)	$ 1,900,061
Basic and diluted net loss per share	$ (0.07)	$ 0.08
Class B non redeemable common stock
Weighted average shares outstanding - basic and diluted	5,750,000	5,750,000
Basic and diluted net loss per share	$ (0.07)	$ 0.08